Fair Value Measurements - Contract derivative (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Reasonable estimated probability of the completed business combination (as a percent)	60
SUNLIGHT FINANCIAL LLC
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contract Derivative Valuation	0.3
Discount Rate | SUNLIGHT FINANCIAL LLC
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contract Derivative Valuation	8.1
Cost of equity | SUNLIGHT FINANCIAL LLC
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contract Derivative Valuation	22.5	32.5
Volatility | SUNLIGHT FINANCIAL LLC
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contract Derivative Valuation	46.0	42.0
Tax rate | SUNLIGHT FINANCIAL LLC
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contract Derivative Valuation	26.0	28.0
Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Contract Derivative Valuation	3.0	5.0
Lack of marketability | SUNLIGHT FINANCIAL LLC
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Compensation Unit and Warrant Valuation	15.0